Fees Summary	Jan. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,126,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,775.09
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 2,775.09
Narrative - Max Aggregate Offering Price	$ 18,126,000.00
Final Prospectus	true